Long-term Debt (Future Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013-2017	$ 25,000
Thereafter	15,800
Total	$ 40,800	$ 49,200